Financial Risk Management and Fair Values - Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis (Detail) - Recurring fair value measurement [member] - Level 3 [Member]
12 Months Ended
Dec. 31, 2018
Non listed shares [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	20.00%
Non listed shares [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Perpetual dividend payout rate	80.00%
Non listed shares [member] | Discounted cash flow [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rate during the projection period	11.00%
Perpetual growth rate	1.00%
Expected dividend payout rate during the projection period	27.00%
Discount rate	9.66%
Non listed shares [member] | Discounted cash flow [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rate during the projection period	15.00%
Perpetual growth rate	4.00%
Expected dividend payout rate during the projection period	44.00%
Discount rate	13.40%
Non-tradable shares [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rate during the projection period	11.00%
Perpetual growth rate	3.00%
Perpetual dividend payout rate	80.00%
Expected dividend payout rate during the projection period	33.00%
Discount rate	10.81%